PENSION SCHEMES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of pension schemes [Abstract]
Employees contribution	$ 458	$ 708	$ 711
Restructuring costs		156
Pension accrual	$ 33	$ 83	$ 205